                            MMA PRAXIS MUTUAL FUNDS
                       SUPPLEMENT DATED JANUARY 16, 2001
                       TO PROSPECTUS DATED APRIL 20, 2000

                                  GROWTH FUND
                            INTERMEDIATE INCOME FUND
                               INTERNATIONAL FUND

             IMPOSITION OF FEE ON CERTAIN REDEMPTIONS AND EXCHANGES

Effective February 1, 2001, a fee of 2% will be imposed on certain redemptions and exchanges in relation to the deterrence of short-term trading in Fund shares.

The following section replaces page 5 of the prospectus:

GROWTH FUND
                                           FEES AND EXPENSES

                            SHAREHOLDER FEES
                            (FEES PAID DIRECTLY FROM                       A        B
                            YOUR INVESTMENT)                             SHARES   SHARES

                            Maximum sales charge (load) imposed on
                            purchases                                     5.25%(1)  None
                            Maximum deferred sales
                            charge (load)                                 None     4.00%(2)
                            Redemption and exchange fee(3)                2.00%    2.00%


                            ANNUAL FUND
                            OPERATING EXPENSES
                            (EXPENSES THAT ARE DEDUCTED                    A        B
                            FROM FUND ASSETS)                            SHARES   SHARES

                            Management fees                               0.74%    0.74%
                            Distribution and service (12b-1) fees         0.50%    1.00%
                            Other expenses                                0.61%    0.61%
                            Total Annual Fund Operation Expenses          1.85%    2.35%
                            Fee waivers and/or expense
                            reimbursements(4)                             0.65%    0.60%
                            Net expenses                                  1.20%    1.75%

   (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

   (2) The Fund imposed a back-end sales charge (load) on Class B Shares if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC"). The CDSC declines over five years starting with year one and ending in year six as follows:
       4%, 4%, 3%, 2%, 1%.

   (3) Charged only to shares redeemed or exchanged within 60 days from purchase. This fee does not apply to shares purchased prior to February 1, 2001. This fee will be imposed only in cases where a sales charge or a CDSC is waived. Other exemptions may apply. Please see page 32 for more information.

   (4) The Adviser has entered into an expense limitation agreement with respect to the Growth Fund for the Fund's current fiscal year pursuant to which the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares of the Fund to 1.20% and 1.75% of the Fund's average daily net assets, respectively. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses for the Class A Shares and the Class B Shares to exceed 1.20% and 1.75% respectively, and the repayment is made within three years after the year in which the Adviser incurred the expense.

The following section replaces page 9 of the prospectus:

INTERMEDIATE
INCOME FUND
                                           FEES AND EXPENSES

                            SHAREHOLDER FEES
                            (FEES PAID DIRECTLY FROM                       A        B
                            YOUR INVESTMENT)                             SHARES   SHARES

                            Maximum sales charge (load) imposed on
                            purchases                                     3.75%(1)  None
                            Maximum deferred sales charge (load)          None     4.00%(2)
                            Redemption and exchange fee(3)                2.00%    2.00%


                            ANNUAL FUND
                            OPERATING EXPENSES
                            (EXPENSES THAT ARE DEDUCTED                    A        B
                            FROM FUND ASSETS)                            SHARES   SHARES

                            Management fees                               0.50%    0.50%
                            Distribution and service (12b-1) fees         0.50%    1.00%
                            Other expenses                                0.67%    0.67%
                            Total Annual Fund Operation Expenses          1.67%    2.17%
                            Fee waivers and/or expense
                            reimbursements(4)                             0.82%    0.97%
                            Net expenses                                  0.85%    1.20%

   (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

   (2) The Fund imposed a back-end sales charge (load) on Class B Shares if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC"). The CDSC declines over five years starting with year one and ending in year six as follows:
       4%, 4%, 3%, 2%, 1%.

   (3) Charged only to shares redeemed or exchanged within 60 days from purchase. This fee does not apply to shares purchased prior to February 1, 2001. This fee will be imposed only in cases where a sales charge or a CDSC is waived. Other exemptions may apply. Please see page 32 for more information.

   (4) The Adviser has entered into an expense limitation agreement with respect to the Intermediate Income Fund for the Fund's current fiscal year pursuant to which the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares of the Fund to 0.85% and 1.20% of the Fund's average daily net assets, respectively. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses for the Class A Shares and the Class B Shares to exceed 0.85% and 1.20% respectively, and the repayment is made within three years after the year in which the Adviser incurred the expense.

The following section replaces page 14 of the prospectus:

INTERNATIONAL FUND
                                           FEES AND EXPENSES

                            SHAREHOLDER FEES
                            (FEES PAID DIRECTLY FROM                       A        B
                            YOUR INVESTMENT)                             SHARES   SHARES

                            Maximum sales charge (load) imposed on
                            purchases                                     5.25%(1)  None
                            Maximum deferred sales charge (load)          None     4.00%(2)
                            Redemption and exchange fee(3)                2.00%    2.00%


                            ANNUAL FUND
                            OPERATING EXPENSES
                            (EXPENSES THAT ARE DEDUCTED                    A        B
                            FROM FUND ASSETS)                            SHARES   SHARES

                            Management fees                               0.90%    0.90%
                            Distribution and service (12b-1) fees         0.50%    1.00%
                            Other expenses                                0.92%    0.92%
                            Total Annual Fund Operation Expenses          2.32%    2.82%
                            Fee waivers and/or expense
                            reimbursements(4)                             0.87%    0.82%
                            Net expenses                                  1.45%    2.00%

   (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

   (2) The Fund imposed a back-end sales charge (load) on Class B Shares if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC"). The CDSC declines over five years starting with year one and ending in year six as follows:
       4%, 4%, 3%, 2%, 1%.

   (3) Charged only to shares redeemed or exchanged within 60 days from purchase. This fee does not apply to shares purchased prior to February 1, 2001. This fee will be imposed only in cases where a sales charge or a CDSC is waived. Other exemptions may apply. Please see page 32 for more information.

   (4) The Adviser has entered into an expense limitation agreement with respect to the International Fund for the Fund's current fiscal year pursuant to which the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares of the Fund to 1.45% and 2.00% of the Fund's average daily net assets, respectively. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses for the Class A Shares and the Class B Shares to exceed 1.45% and 2.00% respectively, and the repayment is made within three years after the year in which the Adviser incurred the expense.

The following paragraph under the heading is added to page 25 of the prospectus:

PURCHASING AND ADDING TO YOUR SHARES

The Fund reserves the right to reject any order for purchase or exchange into a Fund that may have an adverse impact on such Fund's long-term shareholders and/or that appears to indicate short-term trading activity.

The following section replaces the identically titled section on page 29 of the current prospectus:

                            WITHDRAWING MONEY FROM YOUR FUND
                            INVESTMENT As a mutual fund
                            shareholder, you are technically
                            selling shares when you request a
                            withdrawal in cash. This is known as
                            redeeming shares or a redemption of
                            shares. A redemption fee may apply to
                            shares held less than 60 days.

The following section is added to page 32 of the prospectus:

FEE FOR SHORT-TERM REDEMPTIONS OR EXCHANGES

A fee of 2% may be imposed on shares redeemed or exchanged within 60 days of purchase. The fee will be paid to the Fund from the redemption or exchange. The fee will not apply to shares purchased prior to February 1, 2001 or on shares where a front-end sales charge (load) or CDSC (load) is levied. This fee does not apply to shares acquired via dividend reinvestment, shares held in most qualified retirement plans, or shares sold through a systematic withdrawal plan. The fee will be limited to the extent that any shares that are not subject to the fee (e.g., shares acquired via a dividend reinvestment) are sold or exchanged first.

The following sentence is added to the first full paragraph on page 37 of the prospectus:

For item 7 above, sales load waivers do not apply to any fees imposed on redemptions or exchanges. Please see page 32 for more information.

The following sentence in the first full paragraph is deleted and replaced on page 39 of the prospectus:

DELETE: No transaction fees are charged for exchanges.

REPLACE WITH: Shares held less than 60 days may incur a fee upon exchange. Please see page 32 regarding "Fee for Short-Term Redemptions or Exchanges."